Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Borrowings [Abstract]
Schedule of Borrowings from Related Parties
	Consolidated
	30 June 2025	30 June 2024
	$	$
Current liabilities
Loans from Directors (i)	5,086	5,086
Loan from associated entities (ii)	156,828	156,066
Shareholder Loans (iii)	2,485,632	1,923,000
Convertible notes payable	2,037,413	-
Debt Discount (v)	(481,104)	-
	4,203,855	2,084,152

Non-current liabilities
Loan from Director (term – 5 years, interest free)	13,550	13,550
Loan from associated entities (ii)	-	-
Shareholder loans (iv)	-	-
Convertible notes payable (v)	-	1,745,897
	13,550	1,759,447
	4,217,405	3,843,599

(i) This is unsecured and interest free loan with no maturity terms provided by directors of the Company.

(ii) During the previous financial years ended 30 June 2021 and 30 June 2020, the Company received unsecured loans from Nutrition DNA and Domalina Unit Trust. These loans have a maturity term of 5 years, and 0.5% interest p.a. Nutrition DNA and Domalina Unit Trust are entities associated with Nathan Givoni, a director of the Company. In FY 25, the Company extended the loan maturity date to 31 December 2026.

(iii) On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders). Under the loan agreement, the Company received loans amounting to $1,493,445, at an interest rate of 12% per annum. The loans had an original maturity term of 18-month and expected to be mature on 15 July 2023.

(iv) On 5 May 2023 the directors received Board approval to issue up to $1,000,000 in $1 unsecured convertible notes redeemable on 31 December 2025, an interest rate of 12% and a conversion discount of 12%. On a Liquidity event, or at least 90 days prior to Maturity, each Noteholder may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;

(v) In accordance with the policy noted in Note 3, when the Company’s shares attained a trading stock price upon the completion of the IPO and listing of the Company’s shares, the Company valued and separately accounted for the derivative embedded within convertible notes issued by the Company.

Schedule of Movement of Shareholder Loans

The table below shows the movement of Shareholder loans during the respective periods.

	Consolidated
	30 June 2025	30 June 2024
	$	$
Opening Shareholder Loan balance	1,923,000	1,463,650
Interest accrued post modification	634,149	459,350
Repayment during the year	(71,517)	-
	2,485,632	1,923,000

Schedule of Movement of Convertible Notes

The table below shows the movement of Convertible Notes during the respective periods.

	Consolidated
	30 June 2025	30 June 2024
	$	$
Opening convertible note balance	1,745,897	839,115
Convertible notes issued – received in cash	1,327,262	855,834
Convertible notes issued – accrued (owing)	-	(73,954)
Interest accrued	169,343	124,902
Repayment During the year – in cash	(772,975)	-
Convertible notes converted into shares	(432,115)	-
	2,037,412	1,745,897

Schedule of Movement of Debt Discount on Convertible Notes

The table below shows the movement of Debt discount on Convertible Notes during the respective periods.

	Consolidated
	30 June 2025	30 June 2024
	$	$
Debt discount on convertible notes recognised during the period	1,279,184	-
Correction of debt discount and derivative liability	292,961
Amortization of debt discount	(1,091,041)	-

	481,104	-